CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Millions, Rp in Billions	Attributable to owners of the parent company IDR (Rp)	Capital stock IDR (Rp)	Additional paid-in capital IDR (Rp)	Treasury stock IDR (Rp)	Retained earnings IDR (Rp)	Other reserves IDR (Rp)	Non-controlling interests IDR (Rp)	USD ($)	IDR (Rp)
Balance at Dec. 31, 2017	Rp 92,467	Rp 5,040	Rp 4,453	Rp (2,541)	Rp 85,285	Rp 230	Rp 19,364		Rp 111,831
Effect of adoption of new accounting standards	288				315	(27)	(30)		258
Net comprehensive income for the year
Profit for the year	17,802				17,802		8,909		26,711
Other comprehensive income	4,829				4,695	134	125		4,954
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	22,631				22,497	134	9,034		31,665
Transaction with owners recorded directly in equity
Cash dividends	(16,609)				(16,609)		(10,131)		(26,740)
Cancellation of treasury stocks		(87)	(2,454)	2,541
Acquisition of businesses							65		65
Capital contribution from non-controlling interest	(38)		(22)			(16)	(69)		(107)
Capital contribution to subsidiaries							34		34
Net transactions with owners	(16,647)	(87)	(2,476)	Rp 2,541	(16,609)	(16)	(10,101)		(26,748)
Balance at Dec. 31, 2018	98,739	4,953	1,977		91,488	321	18,267		117,006
Net comprehensive income for the year
Profit for the year	19,068				19,068		8,792		27,860
Other comprehensive income	(2,039)				(1,940)	(99)	(150)		(2,189)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	17,029				17,128	(99)	8,642		25,671
Transaction with owners recorded directly in equity
Cash dividends	(16,229)				(16,229)		(9,618)		(25,847)
Acquisition of businesses	257				257		8		265
Capital contribution from non-controlling interest							70		70
Capital contribution to subsidiaries							59		59
Net transactions with owners	(15,972)				(15,972)		(9,481)		(25,453)
Balance at Dec. 31, 2019	99,796	4,953	1,977		92,644	222	17,428		117,224
Net comprehensive income for the year
Profit for the year	21,052				21,052		8,838	$ 2,127	29,890
Other comprehensive income	(3,212)				(3,226)	14	(369)	(255)	(3,581)
TOTAL COMPREHENSIVE INCOME FOR THE YEAR	17,840				17,826	14	8,469	1,872	26,309
Transaction with owners recorded directly in equity
Cash dividends	(15,262)				(15,262)		(7,778)		(23,040)
Capital contribution from non-controlling interest							21		21
Net transactions with owners	(15,262)				(15,262)		(7,757)		(23,019)
Balance at Dec. 31, 2020	Rp 102,374	Rp 4,953	Rp 1,977		Rp 95,208	Rp 236	Rp 18,140	$ 8,578	Rp 120,514